Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Promissory Notes Maturity Dates and Annual Rates (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) Promissory_Notes	Dec. 31, 2020 MXN ($)
Disclosure of notes receivable and other non current assets [line items]
Total promissory notes	$ 126,534,822	$ 0
Less: current portion	4,909,970
Long-term notes receivable	$ 121,624,852
5.39% notes due 2020 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2020
Yield Rate Range	5.39%
Long-term notes receivable	$ 4,909,970
5.57% notes due 2021 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2021
Yield Rate Range	5.57%
Long-term notes receivable	$ 5,846,979
5.74% notes due 2022 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2022
Yield Rate Range	5.74%
Long-term notes receivable	$ 6,500,329
5.88% notes due 2023 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2023
Yield Rate Range	5.88%
Long-term notes receivable	$ 7,112,804
5.99% notes due 2024 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	1
Maturity	2024
Yield Rate Range	5.99%
Long-term notes receivable	$ 7,534,758
6.06% to 6.62% notes due 2025 to 2029 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	5
Maturity	2025 to 2029
Long-term notes receivable	$ 40,018,603
6.06% to 6.62% notes due 2025 to 2029 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.06%
6.06% to 6.62% notes due 2025 to 2029 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.62%
6.70% to 6.90% notes due 2030 to 2034 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	5
Maturity	2030 to 2034
Long-term notes receivable	$ 39,692,547
6.70% to 6.90% notes due 2030 to 2034 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.70%
6.70% to 6.90% notes due 2030 to 2034 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.90%
6.95% to 7.00% notes due 2035 to 2036 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes | Promissory_Notes	2
Maturity	2035 to 2036
Long-term notes receivable	$ 14,918,832
6.95% to 7.00% notes due 2035 to 2036 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.95%
6.95% to 7.00% notes due 2035 to 2036 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.00%